INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of reconciliation of reported tax expense

	For the years ended
	December 31,
	2020	2019	2018
Loss before income taxes	$(29,219,098)	$(35,102,222)	$(107,876,382)
Statutory tax rate	27.00%	27.00%	27.00%
Recovery of income taxes based on the combined Canadian federal and provincial statutory rates	(7,889,156)	(9,477,600)	(29,126,623)
Share-based remuneration	1,324,569	861,248	1,073,142
Unrealized gain on derivatives	(2,320,685)	—	—
Effect of historical adjustments	—	—	(16,036)
Other permanent differences	(250,111)	190,096	20,930,238
Unrecognized deferred tax benefits	8,061,195	8,464,437	7,183,316
Difference in tax rates between foreign jurisdictions and Canada	550,131	(9,389)	63,056
Income tax (recovery)/ expense	$(524,057)	$28,793	$107,093

Schedule of components of income tax expense

	For the years ended
	December 31,
	2020	2019	2018
Current tax	$(524,057)	$28,793	$107,093
Deferred tax	—	—	—
Income tax expense	$(524,057)	$28,793	$107,093

Schedule of the unrecognized deferred tax assets

	For the years ended
	December 31,
	2020	2019	2018
Investment tax credits	$464,888	$464,888	$528,641
Capital assets	4,287	7,392	9,382
Lease liability	224,249	194,528	—
Recognized deferred tax assets	$693,424	$666,808	$538,023
Set off of tax	(693,424)	(666,808)	(538,023)

Investment tax credits	$(464,888)	$(464,888)	$(528,641)
Capital assets	(4,287)	(7,392)	(9,382)
Right of use asset	(224,249)	(194,528)	—
Recognized deferred tax liabilities	$(693,424)	$(666,808)	$(538,023)
Set off of tax	$693,424	$666,808	$538,023

Schedule of unrecognized deductible temporary differences and unused tax losses for which no deferred tax asst is recognized

	For the years ended December 31,
	2020	2019	2018
Deductible temporary differences	$10,616,227	$7,843,252	$5,247,143
Unused tax credits	2,416,825	2,416,825	3,054,186
Tax losses	318,477,703	273,792,687	245,013,646
	$331,510,755	$284,052,764	$253,314,975

Schedule of Unused tax losses for the Company and their expiry dates

Expiration Date	Amount
2023	6,038,836
2024	6,906,649
2025	18,105,259
2026	32,396,580
2027	135,245,992
2028	33,339,203
2029	15,799,773
2030	21,718,728

US losses	$12,885,335
Israel losses	$36,041,348
$318,477,703